Segment Information - Reconciliation of Segment Performance (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Revenue from external customers		$ 170,822,000	$ 203,457,000	$ 342,143,000	$ 401,887,000
Cost of sales		(109,524,000)	(151,545,000)	(226,157,000)	(293,428,000)
Selling, general and administrative expenses		(60,354,000)	(29,441,000)	(95,465,000)	(65,679,000)
Research and development expenses		(771,000)	(649,000)	(1,185,000)	(1,680,000)
Restructuring and other expenses		(5,004,000)	(1,072,000)	(5,004,000)	(4,343,000)
Operating Income (Loss), Adjusted		(1,881,000)	23,369,000	20,531,000	41,127,000
Total segment operating income (loss)		(1,881,000)	23,369,000	20,531,000	41,127,000
Unallocated corporate costs		(2,950,000)	(2,619,000)	(6,199,000)	(4,370,000)
Foreign currency gain (loss)		(591,000)	2,948,000	(2,819,000)	6,941,000
Other non-operating income (loss)		(158,000)	334,000	(413,000)	647,000
Interest expense		(3,945,000)	(9,106,000)	(10,898,000)	(18,285,000)	$ (43,352,000)	$ (37,255,000)
Income (loss) before income taxes		(9,525,000)	14,926,000	202,000	26,060,000
HMH Holding BV And Subsidiaries [Member]
Segment Reporting [Line Items]
Revenue from external customers						821,754,000	843,363,000	[1]
Cost of sales						(576,024,000)	(571,173,000)
Selling, general and administrative expenses						(130,397,000)	(146,810,000)
Research and development expenses						(2,813,000)	(7,067,000)
Restructuring and other expenses						(4,631,000)	301,000
Operating Income (Loss), Adjusted						118,782,000	127,556,000
Total segment operating income (loss)						118,782,000	127,556,000
Unallocated corporate costs	[2]					(10,893,000)	(8,942,000)
Foreign currency gain (loss)						6,790,000	(5,293,000)
Other non-operating income (loss)						1,263,000	423,000
Interest expense						(43,352,000)	(37,255)
Income (loss) before income taxes					72,590,000	72,590,000	76,489,000
ESS
Segment Reporting [Line Items]
Revenue from external customers		97,660,000	125,547,000	198,350,000	233,088,000
Cost of sales		(64,585,000)	(94,696,000)	(132,845,000)	(170,410,000)
Selling, general and administrative expenses		(29,868,000)	(18,166,000)	(45,376,000)	(38,064,000)
Research and development expenses		(442,000)	(721,000)	(685,000)	(1,235,000)
Restructuring and other expenses		(261,000)	(1,072,000)	(261,000)	(3,951,000)
Operating Income (Loss), Adjusted		2,504,000	10,892,000	19,183,000	19,428,000
Total segment operating income (loss)		2,504,000	10,892,000	19,183,000	19,428,000
ESS | HMH Holding BV And Subsidiaries [Member]
Segment Reporting [Line Items]
Revenue from external customers	[1]					438,553,000	443,189,000
Cost of sales						(303,314,000)	(313,838,000)
Selling, general and administrative expenses	[3]					(71,121,000)	(72,015,000)
Research and development expenses						(2,165,000)	(2,268,000)
Restructuring and other expenses	[4]					(4,239,000)	301,000
Depreciation, Depletion and Amortization, Nonproduction	[3]					(10,218,000)	(9,236,000)
Operating Income (Loss), Adjusted						47,496,000	46,133,000
Total segment operating income (loss)						47,496,000	46,133,000
PCS
Segment Reporting [Line Items]
Revenue from external customers		73,162,000	77,910,000	143,793,000	168,799,000
Cost of sales		(44,939,000)	(56,849,000)	(93,312,000)	(123,018,000)
Selling, general and administrative expenses		(27,536,000)	(8,656,000)	(43,890,000)	(23,245,000)
Research and development expenses		(329,000)	72,000	(500,000)	(445,000)
Restructuring and other expenses		(4,743,000)	0	(4,743,000)	(392,000)
Operating Income (Loss), Adjusted		(4,385,000)	12,477,000	1,348,000	21,699,000
Total segment operating income (loss)		$ (4,385,000)	$ 12,477,000	$ 1,348,000	$ 21,699,000
PCS | HMH Holding BV And Subsidiaries [Member]
Segment Reporting [Line Items]
Revenue from external customers	[1]					383,201,000	400,174,000
Cost of sales						(237,721,000)	(223,169,000)
Selling, general and administrative expenses	[3]					(46,142,000)	(63,355,000)
Research and development expenses						(648,000)	(4,799,000)
Restructuring and other expenses	[4]					(392,000)	0
Depreciation, Depletion and Amortization, Nonproduction	[3]					(27,012,000)	(27,428,000)
Operating Income (Loss), Adjusted						71,286,000	81,423,000
Total segment operating income (loss)						$ 71,286,000	$ 81,423,000

[1]	As the CODM does not regularly review intersegment revenue, it is excluded from the determination of total segment operating income. The CODM uses revenue from external customers to assess performance and allocate resources.
[2]	Unallocated corporate costs include certain corporate stewardship costs that are not allocable to the segments, consisting of centralized finance costs of $8.1 million and $7.0 million for the years ended December 31, 2025 and 2024, respectively, and other corporate expenses of $2.7 million and $1.9 million for the years ended December 31, 2025 and 2024, respectively.
[3]	Depreciation and amortization expense is included in the consolidated statements of income within cost of sales and selling, general and administrative expenses.
[4]	Restructuring and other expenses consist of severance costs primarily related to workforce reductions and reorganization within ESS and impairment of right-of-use assets.